Application of new and revised International Financial Reporting Standards ("IFRSs") - IFRS 9 Financial Instruments (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Application of new and revised International Financial Reporting Standards
Reserves	$ 118,134	$ 109,346	$ 134,669	$ 93,563
Retained earnings	203,543	331,298	187,008	(910,849)
Fair value gains		9,773	$ 6,890	$ (7,617)
Gains transferred from reserves to retained earnings	16,500
Other assets | Equity investments
Application of new and revised International Financial Reporting Standards
Increase (decrease) in non-current financial assets, initial application of IFRS 9	(24,844)
Financial assets at fair value through profit or loss | Equity investments
Application of new and revised International Financial Reporting Standards
Increase (decrease) in non-current financial assets, initial application of IFRS 9	24,844
Fair value gains		$ 2,000
Financial assets at fair value through profit or loss | Financial products sold by banks
Application of new and revised International Financial Reporting Standards
Increase (decrease) in current financial assets, initial application of IFRS 9	117,928
Other financial assets | Financial products sold by banks
Application of new and revised International Financial Reporting Standards
Increase (decrease) in current financial assets, initial application of IFRS 9	(117,928)
Financial assets at amortized cost | Bank deposits will mature over 3 months
Application of new and revised International Financial Reporting Standards
Increase (decrease) in current financial assets, initial application of IFRS 9	559,034
Impact on IFRS 9 | Equity investments
Application of new and revised International Financial Reporting Standards
Reserves	(16,535)
Retained earnings	$ 16,535